Basis of Presentation and Going Concern	12 Months Ended
Jan. 31, 2023
Disclosure Of Basis Of Presentation And Going Concern [Abstract]
Basis of Presentation and Going Concern [Text Block]

2. Basis of Presentation and Going Concern

Basis of Preparation

These consolidated financial statements have been prepared on the historical cost basis. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information. The functional currency of the Company and its subsidiaries is the Canadian dollar, which is also the Company's reporting currency.

Statement of Compliance

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board ("IASB") and interpretations issued by the International Financial Reporting Interpretations Committee ("IFRIC").

Basis of Consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries; Cultivar Holdings Ltd. and Cann from the date of acquisition. All inter-company transactions and balances have been eliminated on consolidation.

Going Concern Assumption

These consolidated financial statements have been prepared using IFRS on a going concern basis, which presumes the realization of assets and discharge of liabilities in the normal course of business, for the next fiscal year. At January 31, 2023, the Company had cash and cash equivalents of $79,250, current liabilities in excess of current assets of $733,644 and an accumulated deficit of $8,082,946. The continuing operations of the Company are dependent on generation of revenues and profits and funding to be provided by equity investors. The Company intends to finance its future requirements through a combination of equity and/or debt issuance. There is no assurance that the Company will be able to obtain such financings or obtain them on favorable terms.

This uncertainty may cast significant doubt about the ability of the Company to continue as a going concern. These consolidated financial statements do not include any adjustments to the carrying value or presentation of assets or liabilities that might be necessary should the Company be unable to continue as a going concern. These adjustments could be material.

Significant Accounting Judgments and Estimates

The preparation of these consolidated financial statements in compliance with IFRS requires management to make certain critical accounting estimates and assumptions. These estimates and assumptions affect the reported amounts of assets, liabilities, shareholders' equity, and the disclosure of contingent assets and liabilities, as at the date of the financial statements, and expenses for the years reported.

Critical Judgements

The preparation of these consolidated financial statements requires management to make judgements regarding the going concern of the Company (discussed above).

Key Sources of Estimation Uncertainty

Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates and such differences could be significant.

Significant estimates made by management affecting the consolidated financial statements include:

Share-based payments

Estimating fair value for granted stock options requires determining the most appropriate valuation model which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the option, volatility, dividend yield, and rate of forfeitures and making assumptions about them.

Deferred tax assets & liabilities

The estimation of income taxes includes evaluating the recoverability of deferred tax assets and liabilities based on an assessment of the Company's ability to utilize the underlying future tax deductions against future taxable income prior to expiry of those deductions. Management assesses whether it is probable that some or all of the deferred income tax assets and liabilities will not be realized. The ultimate realization of deferred tax assets and liabilities is dependent upon the generation of future taxable income. To the extent that management's assessment of the Company's ability to utilize future tax deductions changes, the Company would be required to recognize more or fewer deferred tax assets or liabilities, and deferred income tax provisions or recoveries could be affected.

Key Sources of Estimation Uncertainty (Cont'd)

Useful life of property and equipment

Property and equipment is depreciated over its estimated useful life. Estimated useful lives are determined based on current facts and past experience and takes into consideration the anticipated physical life of the asset, the potential for technological obsolescence, and regulations.

Useful life of intangible assets

The intangible asset is amortized over its estimated useful life. Estimated useful lives are determined based on current facts and past experience and takes into consideration the anticipated life of the asset, the potential for technological obsolescence

Impairment of long lived assets

The Company assesses impairment of non-financial assets at each reporting date by evaluating conditions specific to the consolidated entity and to the particular asset that may lead to impairment. If an impairment trigger exists, the recoverable amount of the asset is determined. This involves fair value less costs of disposal or value-in-use calculations, which incorporate a number of key estimates and assumptions.

Provision for expected credit losses of trade receivables

The Company assesses the expected credit losses (ECL) on accounts receivable on their sole customer considering the unique circumstances and ongoing communication. There is limited historical data of repayments and no credit rating available. While the receivables are overdue, based on the constant contact, agreement with the customer, and written confirmation received on agreed balances the Company has determined the ECL for this customer to be zero.

Approval of the consolidated financial statements

These consolidated financial statements were authorized for issuance by the Board of Directors on May 31, 2023.